FEDERATED TARGET ETF FUNDS
Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035

Class A Shares
Class K Shares
Institutional Shares
Supplement to Prospectuses dated January 31, 2009

A special meeting of the shareholders of Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035 (collectively, the “ETF Funds”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern time), on June 10, 2009, for the following purposes:

1.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Stock and Bond Fund (“Stock and Bond Fund”), would acquire all of the assets of Federated Target ETF Fund 2015, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2015 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2015.

2.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Stock and Bond Fund, would acquire all of the assets of Federated Target ETF Fund 2025, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2025 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2025.

3.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Stock and Bond Fund, would acquire all of the assets of Federated Target ETF Fund 2035, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class K Shares and Institutional Shares of the Stock and Bond Fund to be distributed pro rata by Federated Target ETF Fund 2035 to its shareholders in complete liquidation and termination of the Federated Target ETF Fund 2035.

The Board of Trustees has fixed April 15, 2009 as the record date for determination of shareholders entitled to vote at the special meeting.
Please retain this Supplement with the Prospectus.

April 24, 2009

WORLD-CLASS INVESTMENT MANAGER
Federated
Federated Target ETF Funds
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
www.Federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com
Federated Securities Corp., Distributor

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